Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments to Fund Various Revolving and Delayed Draw Term Loans	As of December 31, 2024 and 2023, the Fund had the following commitments to fund various revolving and delayed draw term loans:

	As of December 31,
	2024	2023
Total revolving loan commitments	$643,525	$59,388
Less: funded commitments	(112,499)	(3,020)
Total net unfunded revolving loan commitments	531,026	56,368

Total delayed draw term loan commitments	1,025,608	278,442
Less: unavailable commitments due to borrowing base or other covenant restrictions	(603)	—
Total net unfunded delayed draw term loan commitments	1,025,005	278,442
Total net unfunded revolving and delayed draw term loan commitments	$1,556,031	$334,810
In addition, as of December 31, 2024 and 2023, the Fund was party to subscription agreements to fund equity investment commitments as follows:

	As of December 31,
	2024	2023
Total equity commitments	$24,220	$51
Less: funded commitments	(3,407)	—
Total net unfunded equity commitments	$20,813	$51